SCHEDULE OF INCOME TAX EXPENSE (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Creditexpense
Applicable tax rate	25.00%	26.00%	27.50%